Property, Plant and Equipment - Summary of Vehicles and Equipment on Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 15,333,693	¥ 14,257,788
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	33,867,518	32,359,692	¥ 29,309,093
Vehicles and equipment on operating leases, net [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,051,945	7,523,911	¥ 6,774,427
Property, plant and equipment subject to operating leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,051,945	7,523,911
Property, plant and equipment subject to operating leases [Member] | Vehicles [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,996,894	7,471,187
Property, plant and equipment subject to operating leases [Member] | Equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	55,051	52,724
Property, plant and equipment subject to operating leases [Member] | Vehicles and equipment on operating leases, net [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,553,359	5,904,902
Property, plant and equipment subject to operating leases [Member] | Vehicles and equipment on operating leases, net [Member] | Less – Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ (1,498,586)	¥ (1,619,009)